CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	LPC Purchase Agreement	Share capital	Share capital LPC Purchase Agreement	Warrants	Options	Contributed surplus	Deficit	Accumulated other comprehensive loss
Balance (in shares) at Mar. 31, 2022			175,111,654
Balance at Mar. 31, 2022	$ 76,155		$ 141,451		$ 11,423	$ 23,783	$ 525	$ (100,661)	$ (366)
Changes in equity [abstract]
At-the-market offering - net of share issuance costs (in shares)			20,754,120
At-the-market offering - net of share issuance costs	13,202		$ 13,202
Shares issued on Adelia milestones (in shares)			3,603,742
Shares issued on Adelia milestones	2,988		$ 2,988
Warrants exercised (in shares)			1,164,638
Warrants exercised	362		$ 527		(165)
Options forfeited	0					(1,180)	1,180
Warrants expired	0				(397)		397
Finders' warrants	0		(6)		6
Share-based compensation	4,686				6	4,680
Unrealized loss on translation of foreign operations	(1,669)								(1,669)
Net loss for the year	(47,490)							(47,490)
Balance at Mar. 31, 2023	48,234		$ 158,162		10,873	27,283	2,102	(148,151)	(2,035)
Balance (in shares) at Mar. 31, 2023			200,634,154
Changes in equity [abstract]
Issuance of common shares as commitment fee for equity financing (in shares)			439,768,583
Share issuance net of share issuance costs	239,753		$ 217,311		22,442
Share issuance on business acquisition (in shares)			80,945,254	1,925,000
Share issuance on business acquisition	53,481	$ 147	$ 53,481	$ 147
At-the-market offering - net of share issuance costs (in shares)			34,140,507
At-the-market offering - net of share issuance costs	14,700		$ 14,700
Issuance of common shares as commitment fee for equity financing (in shares)			2,538,844
Options expired	0					(1,992)	1,992
Warrants exercised (in shares)			101,000
Warrants exercised	56		$ 76		(20)
Warrants expired	0				(7,656)		7,656
Share-based compensation	13,886					13,886
Unrealized loss on translation of foreign operations	(250)								(250)
Net loss for the year	(78,080)							(78,080)
Balance at Mar. 31, 2024	$ 291,927		$ 443,877		$ 25,639	$ 39,177	$ 11,750	$ (226,231)	$ (2,285)
Balance (in shares) at Mar. 31, 2024			760,053,342